OFFICE PREMISES AND EQUIPMENT (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Capitalized interest costs	$ 11,000	$ 11,000